Warrants - Additional Information (Details) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2025 Days $ / shares shares	Feb. 28, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares
Class of Warrant or Right [Line Items]
Warrants outstanding | $			$ 14.7
Share Price			$ 0.88	$ 0.25
Public Warrants [Member] | BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued | shares	28,750,000
Private Warrants [Member] | BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued | shares	898,250
Publicly and Privately Traded Warrants | BURTECH ACQUISITION CORP [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
Publicly and Privately Traded Warrants | BURTECH ACQUISITION CORP [Member] | Redemption of warrants when the price per common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | Days	30
Warrants [Member]
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued | shares		50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 104.43
Share Price		$ 11.5